BUSINESS SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
NOTE 13:	BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments: the Americas, Europe and Asia. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s chief operating decision maker manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income.

Effective as of the beginning of 2017, certain of the Company’s global expenses that support all regional segments, including global e-commerce infrastructure and global brand merchandising, marketing and design, previously recorded centrally in the Americas region segment and Corporate expenses, have now been allocated to the three regional business segments, and reported in operating results. Business segment information for the prior-year period has been revised to reflect the change in presentation.

Business segment information for the Company is as follows:

	Three Months Ended
	February 26, 2017	February 28, 2016
	(Dollars in thousands)
Net revenues:
Americas	$577,907	$571,185
Europe	310,317	276,486
Asia	213,767	208,829

Total net revenues	$1,101,991	$1,056,500

Operating income:
Americas	$90,342	$88,032
Europe	64,539	50,939
Asia	35,941	40,893

Regional operating income	190,822	179,864
Corporate:
Restructuring, net	—	1,848
Restructuring-related charges	—	1,497
Other corporate staff costs and expenses	82,482	59,932

Corporate expenses	82,482	63,277

Total operating income	108,340	116,587
Interest expense	(19,934)	(14,902)
Other income (expense), net	408	(2,219)

Income before income taxes	$88,814	$99,466

NOTE 20:	BUSINESS SEGMENT INFORMATION

The Company manages its business according to three regional segments: the Americas, Europe and Asia. The Company considers its chief executive officer to be the Company’s chief operating decision maker. The Company’s chief operating decision maker manages business operations, evaluates performance and allocates resources based on the regional segments’ net revenues and operating income. The Company reports net trade receivables and inventories by segment as that information is used by the chief operating decision maker in assessing segment performance. The Company does not report its other assets by segment as that information is not used by the chief operating decision maker in assessing segment performance.

Effective as of the beginning of 2015, the Company’s regional licensing revenue, previously recorded centrally in the Company’s Americas region, was revised to be recorded in the Company’s respective regions. Regional licensing revenue are not significant to any of the Company’s regional segments individually in any of the periods presented herein, and accordingly, business segment information for the prior periods have not been revised.

Business segment information for the Company is as follows:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Net revenues:
Americas	$2,683,008	$2,726,461	$2,862,867
Europe	1,091,362	1,016,418	1,143,313
Asia	778,369	751,614	747,812

Total net revenues	$4,552,739	$4,494,493	$4,753,992
Operating income:
Americas	$482,226	$523,705	$531,064
Europe(1)	197,136	184,362	181,036
Asia	105,073	121,645	108,511

Regional operating income	784,435	829,712	820,611
Corporate:
Restructuring, net	313	14,071	128,425
Restructuring-related charges	7,195	30,736	27,621
Lump-sum pension settlement loss	—	—	30,666
Other corporate staff costs and expenses	314,720	353,858	320,048

Corporate expenses	322,228	398,665	506,760

Total operating income	462,207	431,047	313,851
Interest expense	(73,170)	(81,214)	(117,597)
Loss on early extinguishment of debt	—	(14,002)	(20,343)
Other income (expense), net	18,223	(25,433)	(22,057)

Income before income taxes	$407,260	$310,398	$153,854

(1)	Europe’s operating income for the year ended November 27, 2016 includes a gain of $6.1 million related to the sale-leaseback of the Company’s distribution center in the United Kingdom in the second quarter of 2016. Included in Europe’s operating income for the year ended November 29, 2015 is a gain of $7.5 million related to the sale of the Company’s finishing and distribution facility in Turkey in the second quarter of 2015.

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Depreciation and amortization expense:
Americas	$30,322	$27,558	$29,508
Europe	12,574	14,985	20,564
Asia	8,210	7,455	8,501
Corporate	52,772	52,046	50,901

Total depreciation and amortization expense	$103,878	$102,044	$109,474

	November 27, 2016
	Americas	Europe	Asia	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$326,211	$94,106	$46,510	$12,191	$479,018
Inventories	391,713	125,029	121,544	77,895	716,181
All other assets	—	—	—	1,791,897	1,791,897

Total assets					$2,987,096

	November 29, 2015
	Americas	Europe	Asia	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$343,808	$81,079	$53,613	$19,696	$498,196
Inventories	359,879	109,604	91,390	45,986	606,859
All other assets	—	—	—	1,779,340	1,779,340

Total assets					$2,884,395

Geographic information for the Company was as follows:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Net revenues:
United States	$2,302,668	$2,380,820	$2,490,994
Foreign countries	2,250,071	2,113,673	2,262,998

Total net revenues	$4,552,739	$4,494,493	$4,753,992

Net deferred tax assets:
United States	$444,295	$506,675	$580,122
Foreign countries	78,806	73,965	80,742

Total net deferred tax assets	$523,101	$580,640	$660,864

Long-lived assets:
United States	$311,358	$322,758	$322,329
Foreign countries	108,332	89,062	84,507

Total long-lived assets	$419,690	$411,820	$406,836